DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
27.03% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	**	5.000%	09/01/2039	A1	$600,000	$681,525
Auburn AL Waterworks Board Water Revenue		5.000	09/01/2036	Aa2	250,000	292,123
Birmingham AL Waterworks	**	5.000	01/01/2038	Aa2	550,000	583,160
Birmingham AL Waterworks		5.000	01/01/2040	Aa2	150,000	172,592
Decatur City AL Board of Education Special Tax		5.000	02/01/2040	Aa2	225,000	259,670
Etowah County AL Board of Education Capital Outlay Tax		5.000	09/01/2037	A+*	200,000	208,814
Jasper AL Warrants		5.000	03/01/2031	A2	250,000	278,563
Jasper AL Warrants		5.000	03/01/2032	A2	450,000	501,413
Limestone County AL Board of Education		5.000	07/01/2033	AA*	255,000	287,755
Limestone County AL Water & Sewer Authority		5.000	12/01/2033	AA-*	300,000	331,980
Limestone County AL Water & Sewer Authority		4.750	12/01/2033	AA*	290,000	351,002
Limestone County AL Water & Sewer Authority		5.000	12/01/2034	AA-*	250,000	275,330
Madison AL Warrants		5.000	04/01/2035	Aa2	350,000	406,077
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR	155,000	161,239
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR	245,000	254,861
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	AA-*	405,000	421,443
Opelika AL Warrants		5.000	11/01/2031	Aa2	150,000	150,633
Trussville AL Warrants		5.000	10/01/2039	NR	445,000	487,297
Trussville AL Warrants	**	5.000	10/01/2039	Aa2	775,000	848,331
Tuscaloosa AL Warrants		5.000	01/01/2032	Aa1	350,000	387,488
Tuscaloosa AL Warrants		5.000	07/01/2034	Aa1	300,000	338,889

						7,680,185
SCHOOL IMPROVEMENT BONDS
21.33% of Net Assets
Athens AL Warrants		3.000	05/01/2041	Aa3	125,000	134,721
Bibb County AL Board of Education Special Tax		4.000	04/01/2032	AA*	380,000	452,563
Cherokee County AL Board of Education Tax Warrants		4.000	12/01/2034	A1	310,000	359,290
Elmore County AL Board of Education		4.000	08/01/2036	Aa3	225,000	264,798
Elmore County AL Board of Education		4.000	08/01/2038	Aa3	250,000	293,015
Guntersville AL Warrants		3.000	08/01/2040	AA-*	250,000	269,665
Houston County AL Board of Education Special Tax School Warrants		3.000	12/01/2037	AA*	250,000	272,378
Jackson County AL Board of Education School Tax Warrants		3.000	03/01/2038	AA*	350,000	382,109
Jefferson County AL Board of Education Public School Warrants		4.000	02/01/2042	A1	325,000	373,506
Jefferson County AL Public Schools		4.000	02/01/2038	A1	165,000	191,248
Madison AL Board of Education Special Tax School Warrants		4.000	02/01/2041	Aa3	370,000	428,064
Madison County AL Board of Education Capital Outlay	**	5.000	09/01/2031	Aa3	660,000	774,787
Marshall County AL Board of Education Special Tax School Warrants		4.000	03/01/2033	A2	250,000	276,853
Mountain Brook AL City Board of Education		3.000	03/01/2042	Aa1	250,000	273,388
Oxford AL Board of Education School Tax Warrants		4.000	05/01/2045	Aa3	350,000	407,068
Saint Clair County AL Board of Education Special Tax Warrants		3.000	02/01/2038	A1	250,000	272,973
Troy AL Public Educational Building Authority		5.250	12/01/2036	A2	30,000	30,076
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2036	Aa3	250,000	300,535
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2037	Aa3	250,000	299,960

						6,056,997
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.63% of Net Assets
AL Community College System Gadsden State Community College		5.000	06/01/2038	A1	325,000	391,144
AL State Public School & College Authority		4.000	11/01/2038	Aa1	250,000	299,615
Auburn University AL General Fee Revenue		4.000	06/01/2036	Aa2	380,000	428,173
Troy University AL Facilities Revenue		5.000	11/01/2028	A1	250,000	285,993
Troy University AL Facilities Revenue		4.000	11/01/2032	A1	300,000	347,247
Troy University AL Facilities Revenue		5.000	11/01/2037	A1	200,000	243,816
University of AL Birmingham		5.000	10/01/2037	Aa2	225,000	244,161
University of AL General Fee Revenue University of AL Huntsville		5.000	09/01/2037	Aa3	250,000	304,040
University of AL Huntsville		5.000	09/01/2038	Aa3	500,000	613,865
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3	435,000	528,434
University of South AL		5.000	04/01/2044	A1	150,000	183,194

						3,869,682
PUBLIC FACILITIES REVENUE BONDS
10.96% of Net Assets
Adamsville AL Warrants		3.000	09/01/2045	AA*	250,000	268,693
Anniston AL Public Building Authority DHR Project		5.250	05/01/2030	AA-*	50,000	50,198
Anniston AL Public Building Authority DHR Project		5.500	05/01/2033	AA-*	200,000	200,834
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA*	140,000	140,484
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2037	Aa3	500,000	606,555
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2038	Aa3	250,000	302,930
Boaz AL Warrants		4.000	02/01/2037	AA*	250,000	286,500
Bullock County AL Public Building Authority		4.000	10/01/2038	AA-*	500,000	562,085
Montgomery County AL Public Building Authority		5.000	03/01/2036	Aa2	350,000	435,166
Phenix City AL Public Building		4.000	10/01/2035	AA-*	100,000	118,290
Phenix City AL Public Building Authority		4.000	10/01/2037	AA-*	120,000	141,257

						3,112,992

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
10.89% of Net Assets
Athens AL Water & Sewer	4.000%	05/01/2039	A1	$200,000	$235,902
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	117,515
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	276,650
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	284,708
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	255,256
Coosa Valley Water Supply	4.000	10/01/2036	AA-*	150,000	177,858
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	138,916
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	448,544
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	285,158
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	428,390
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	176,576
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	266,125

					3,091,598
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.55% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	268,912
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	292,463
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	308,905
Birmingham AL Warrants	4.000	06/01/2046	Aa3	600,000	704,454

					1,574,734
REFUNDING BONDS
5.05% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	613,000
Northport AL Warrants **	5.000	08/01/2040	AA*	735,000	821,605

					1,434,605
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.19% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital **	5.000	11/01/2035	AA-@	550,000	620,879

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.15% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	290,347
AL State Highway Finance Corporation	5.000	08/01/2040	Aa2	250,000	320,248

					610,595
Total Investments 98.78% of Net Assets (cost $26,309,664) (See (a) below for further explanation)					$28,052,267

Other assets in excess of liabilities 1.22%					346,165

Net Assets 100%					$28,398,432

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $26,309,664 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,774,540
Unrealized depreciation	(31,937)

Net unrealized appreciation	$1,742,603

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2021

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	28,052,267
Level 3	Significant Unobservable Inputs	—

$28,052,267

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
32.69% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$405,375
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	285,569
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	484,053
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	318,584
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	477,418
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	493,368
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	794,335
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	520,568
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	854,739
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,627,090
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,144,050
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	595,177
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	1,091,063
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	905,000	981,907
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,151,866
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,255,878
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,322,572
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	1,040,437
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	1,054,940
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	1,002,275
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	1,004,363
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	1,039,411
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	1,061,419
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	1,096,771
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	1,120,560
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	1,097,043
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	1,132,074
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	445,276
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	455,275
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	475,511
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	1,159,301
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,236,537
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,337,587
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,448,184
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,221,226
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,517,311
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,836,934
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,370,460
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,863,470
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,327,731
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,111,735
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,087,294
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,781,450
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,575,447
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,187,629
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,080,684
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,651,758
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,856,418
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,749,916
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,153,830
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,191,498
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,243,114
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,324,277
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,707,533
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,220,622
KY State Property & Building #115	5.000	04/01/2028	A1	5,000,000	6,071,200
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,467,227
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,720,525
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,275,362
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,958,850
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,080,710
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,420,122
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,253,362
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,968,681
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,053,435
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,291,915
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,843,748
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	891,728
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,187,000
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	12,124,100
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	931,954
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	299,996
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	992,122

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #122	5.000%	11/01/2033	A1	$1,000,000	$1,236,720
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	860,378
KY State Property & Building #122	4.000	11/01/2035	A1	2,500,000	2,875,100
KY State Property & Building #122	4.000	11/01/2036	A1	1,750,000	2,002,525
KY State Property & Building #122	4.000	11/01/2037	A1	3,000,000	3,435,060
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	780,172
KY State Property & Building #122	4.000	11/01/2038	A1	6,595,000	7,523,114
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	11,048,211
KY State Property & Building #124	5.000	11/01/2034	A1	2,000,000	2,592,500
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	9,672,210
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	10,143,706
KY State Property & Building #124	5.000	11/01/2039	A1	8,325,000	10,628,777
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	4,143,150

					330,844,573
SCHOOL IMPROVEMENT BONDS
14.50% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,116,157
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,481,154
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,587,708
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,687,549
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,045,989
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,360,244
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,456,823
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,541,151
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,504,525
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,003,235
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,937,877
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,252,328
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,954,015
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,797,146
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,096,013
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	718,350
Hopkins County KY School District Finance Corporation	3.000	02/01/2031	A1	1,235,000	1,373,209
Hopkins County KY School District Finance Corporation	3.000	02/01/2032	A1	1,000,000	1,104,560
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,116,531
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,166,700
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,170,735
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,686,121
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,676,406
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,699,785
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,881,549
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,317,592
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,987,821
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,958,990
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,378,441
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,410,548
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,397,562
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,441,154
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,490,229
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,473,336
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,519,083
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,681,064
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,116,941
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,764,173
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,508,438
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,008,587
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,616,270
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,526,377
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,676,385
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,709,896
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,980,501
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,356,010

					146,735,258
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.29% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,401,128
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,636,959
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,949,995
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,627,314
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,430,407
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,618,613
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	236,548
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	925,833
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	751,398
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,025,000	1,097,898

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development Corporation Educational Facilities Centre College	4.000%	06/01/2046	A3	$3,245,000	$3,763,454
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	5,073,948
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	3,334,715
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,499,776
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,673,361
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,309,085
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	5,054,811
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	3,301,910
Murray State University	5.000	03/01/2032	A1	2,220,000	2,530,645
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,036,158
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,190,248
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,344,694
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,258,508
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,280,780
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,031,938
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	17,979,775
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	7,895,631
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,133,982
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,072,388
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,138,833
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,563,419
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,607,379
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,689,818
Western KY University	4.000	09/01/2034	A1	575,000	652,861
Western KY University	4.000	09/01/2035	A1	595,000	672,826
Western KY University	4.000	09/01/2036	A1	620,000	695,113

					134,462,149
MUNICIPAL UTILITY REVENUE BONDS
10.40% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	6,983,524
KY Bond Development Corporation	5.000	09/01/2030	A2	2,515,000	3,213,340
KY Bond Development Corporation	5.000	09/01/2031	A2	2,645,000	3,374,623
KY Bond Development Corporation	5.000	09/01/2032	A2	2,780,000	3,529,238
KY Rural Water Finance Corporation	4.000	08/01/2030	A+*	625,000	743,663
KY Rural Water Finance Corporation	3.000	08/01/2036	A+*	285,000	308,800
KY Rural Water Finance Corporation	3.000	08/01/2037	A+*	280,000	302,747
KY Rural Water Finance Corporation	4.500	02/01/2023	A+*	1,085,000	1,144,219
KY Rural Water Finance Corporation	4.500	02/01/2024	A+*	880,000	928,998
KY Rural Water Finance Corporation	3.000	02/01/2032	A+*	240,000	261,778
KY Rural Water Finance Corporation	3.000	02/01/2033	A+*	370,000	401,972
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	295,000	295,484
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	470,493
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	479,653
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,598,265
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,100,190
Louisville & Jefferson County Metropolitan Sewer **	5.000	05/15/2034	Aa3	27,730,000	27,884,451
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,508,661
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,386,719
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,522,572
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,652,053
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,135,040
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,639,400
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,600,896
Northern KY Water District	5.000	02/01/2026	Aa2	1,000,000	1,015,940
Northern KY Water District	5.000	02/01/2027	Aa2	4,315,000	4,383,954
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	277,147
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	311,083
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	343,043
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	224,194
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	363,097
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	457,626
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,358,196
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,446,485
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,206,659
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,395,683

					105,249,886
PUBLIC FACILITIES REVENUE BONDS
5.84% of Net Assets
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,574,791
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,461,380
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,378,721
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,732,830
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,553,189

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Certificate of Participation		5.000%	06/15/2034	A1	$1,640,000	$1,879,489
KY State Certificate of Participation		5.000	04/15/2038	A1	5,000,000	6,048,400
KY State Certificate of Participation		5.000	06/15/2038	A1	7,535,000	8,605,723
Laurel County General Obligation		4.000	05/01/2031	A2	1,295,000	1,485,054
Laurel County General Obligation		4.000	05/01/2034	A2	1,440,000	1,637,165
Laurel County General Obligation		4.000	05/01/2035	A2	1,495,000	1,696,257
Laurel County General Obligation		4.000	05/01/2036	A2	1,555,000	1,761,660
Laurel County General Obligation		4.000	05/01/2037	A2	1,620,000	1,831,588
Laurel County General Obligation		4.000	05/01/2038	A2	1,680,000	1,896,535
Laurel County KY Judicial Center		5.000	03/01/2025	A1	500,000	570,145
Lexington Fayette Urban County Government - Court Facilities		4.000	10/01/2030	A1	785,000	900,050
Louisville & Jefferson County Visitors & Convention Commission		4.000	06/01/2032	Aa3	2,725,000	3,063,827
Marshall County Library		4.000	06/01/2038	Aa3	1,060,000	1,215,301
Nicholasville KY General Obligation		3.500	05/01/2030	AA*	1,480,000	1,648,957
Nicholasville KY General Obligation		5.000	02/01/2029	AA*	1,160,000	1,461,472
River City, Inc. Parking Authority		4.750	06/01/2027	Aa3	750,000	806,190
River City, Inc. Parking Authority		4.750	06/01/2028	Aa3	940,000	1,010,256
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	1,160,000	1,246,292
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	980,000	1,052,900
River City, Inc. Parking Authority		4.750	06/01/2030	Aa3	1,025,000	1,101,250
River City, Inc. Parking Authority		4.750	06/01/2031	Aa3	1,270,000	1,364,475
River City, Inc. Parking Authority		5.000	06/01/2031	Aa3	1,080,000	1,164,845
River City, Inc. Parking Authority		5.000	06/01/2032	Aa3	1,130,000	1,218,773
River City, Inc. Parking Authority		5.000	06/01/2033	Aa3	1,395,000	1,503,852
River City, Inc. Parking Authority		3.000	12/01/2036	Aa3	835,000	900,932
River City, Inc. Parking Authority		3.000	12/01/2037	Aa3	860,000	925,506
Warren County KY Downtown Economic Development Authority		5.000	06/01/2038	AA-*	2,345,000	2,362,822

						59,060,627
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
5.83% of Net Assets
KY Asset Liability Commission Federal Highway		5.250	09/01/2025	A2	3,400,000	3,713,616
KY Asset Liability Commission Federal Highway		5.000	09/01/2027	A2	9,760,000	11,363,178
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	7,235,000	7,480,918
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	4,000,000	4,738,760
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,465,000	1,515,821
KY State Turnpike Economic Development Road Revenue	**	5.000	07/01/2031	Aa3	9,350,000	9,674,352
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,315,000	1,515,603
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,765,000	2,147,670
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	8,755,000	9,045,841
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2033	Aa3	5,000,000	5,411,400
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2034	Aa3	1,120,000	1,323,986
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2036	Aa3	400,000	480,544
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2037	Aa3	500,000	600,065

						59,011,754
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.57% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2032	AA*	1,810,000	2,031,164
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2035	AA*	1,390,000	1,558,524
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2036	AA*	1,200,000	1,339,810
KY Development Corporation Hospital Facilities - St. Elizabeth		5.000	05/01/2039	AA*	7,185,000	8,375,195
Louisville & Jefferson County Norton Healthcare		5.500	10/01/2033	A*	2,000,000	2,193,540
Louisville & Jefferson County Norton Healthcare		5.000	10/01/2033	A*	6,810,000	8,103,015
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2035	A*	3,850,000	4,349,923
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2036	A*	7,005,000	7,903,742
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2039	A*	4,500,000	5,166,090
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2040	A*	2,000,000	2,291,260
Louisville & Jefferson County Norton Healthcare		3.000	10/01/2043	A*	4,000,000	4,191,640
Warren County KY Hospital		5.000	04/01/2028	A+*	6,225,000	6,662,369
Warren County KY Hospital		5.000	04/01/2032	A+*	800,000	1,065,648
Warren County KY Hospital		5.000	04/01/2035	A+*	1,025,000	1,097,662

						56,329,582
PREREFUNDED BONDS
3.59% of Net Assets
Frankfort KY Electric & Water		4.750	12/01/2034	NR	695,000	790,827
Frankfort KY Electric & Water		4.750	12/01/2035	NR	725,000	824,963
Frankfort KY Electric & Water		4.750	12/01/2036	NR	760,000	864,789
Frankfort KY Electric & Water		4.750	12/01/2037	NR	800,000	910,304
Frankfort KY Electric & Water		4.750	12/01/2038	NR	835,000	950,130
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	5,165,000	5,177,396
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,845,000	1,849,502
Lexington Fayette Urban County Airport Board		5.000	07/01/2030	Aa2	1,250,000	1,295,588
Lexington Fayette Urban County Airport Board		5.000	07/01/2032	Aa2	1,430,000	1,482,267
Lexington Fayette Urban County Airport Board		5.000	07/01/2033	Aa2	1,520,000	1,575,556
Lexington Fayette Urban County Airport Board		5.000	07/01/2038	Aa2	1,720,000	1,782,866

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lexington Fayette Urban County Government		5.000%	01/01/2028	Aa2	$820,000	$942,352
Lexington Fayette Urban County Government		5.000	01/01/2029	Aa2	345,000	396,478
Lexington Fayette Urban County Government		5.000	01/01/2033	Aa2	1,685,000	1,938,778
Lexington-Fayette Urban County Airport Board		5.000	07/01/2028	Aa2	1,170,000	1,212,764
Louisville & Jefferson County Catholic Health Initiatives	**	5.000	12/01/2035	NR	11,290,000	11,650,825
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2031	Aa3	2,465,000	2,656,432

						36,301,817
REFUNDING BONDS
2.77% of Net Assets
KY State Property & Building #84		5.000	08/01/2022	A1	18,000,000	18,715,140
KY State Property & Building #102		5.000	05/01/2024	Aa3	405,000	425,760
KY State Property & Building #108		5.000	08/01/2025	A1	2,690,000	3,135,948
KY State Property & Building #121		5.000	02/01/2029	A1	4,535,000	5,734,372

						28,011,220
AIRPORT REVENUE BONDS
.73% of Net Assets
Kenton County Airport		5.000	01/01/2029	A1	240,000	282,612
Kenton County Airport		5.000	01/01/2034	A1	275,000	344,553
Kenton County Airport		5.000	01/01/2035	A1	300,000	374,934
Kenton County Airport		5.000	01/01/2036	A1	965,000	1,204,532
Kenton County Airport		5.000	01/01/2037	A1	670,000	834,740
Kenton County Airport		5.000	01/01/2038	A1	500,000	621,380
Kenton County Airport		5.000	01/01/2039	A1	500,000	620,215
Kenton County Airport		5.000	01/01/2044	A1	2,500,000	3,070,200

						7,353,166
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation		4.000	06/01/2035	Aa1	1,175,000	1,342,308

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.01% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods		6.100	01/01/2024	Baa2	120,000	120,383

Total Investments 95.35% of Net Assets (cost $903,656,099) (See (a) below for further explanation)						$964,822,723

Other assets in excess of liabilities 4.65%						47,039,377

Net Assets 100%						$1,011,862,100

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $903,656,099 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$61,619,070
Unrealized depreciation	(452,446)

Net unrealized appreciation	$61,166,624

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	964,822,723
Level 3	Significant Unobservable Inputs	—

964,822,723

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.27% of Net Assets
KY Association of Counties			4.000%	02/01/2029	AA-*	$630,000	$749,618
KY State Property & Building #106			5.000	10/01/2021	A1	750,000	750,098
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	820,905
KY State Property & Building #106			5.000	10/01/2025	A1	2,365,000	2,588,280
KY State Property & Building #106			5.000	10/01/2026	A1	1,000,000	1,095,470
KY State Property & Building #108			5.000	08/01/2023	A1	875,000	949,909
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	872,999
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,899,818
Somerset KY			5.000	06/01/2028	A2	605,000	755,439
Somerset KY			5.000	06/01/2029	A2	380,000	484,538
Somerset KY			4.000	06/01/2030	A2	415,000	495,530

							11,462,604
SCHOOL IMPROVEMENT BONDS
22.68% of Net Assets
Barren County KY School District Finance Corporation	*	*	5.000	08/01/2022	A1	930,000	966,149
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	542,320
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	829,184
Bullitt County KY School District Finance Corporation			5.000	09/01/2022	A1	300,000	312,963
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	539,190
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,083,680
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1	770,000	820,989
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	539,405
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1	575,000	610,765
Laurel County KY School District Finance Corporation			4.000	06/01/2022	A1	890,000	911,761
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	508,101
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1	250,000	282,095
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1	900,000	1,031,561
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1	200,000	232,906
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1	295,000	332,326
Warren County KY School District Finance Corporation			4.000	06/01/2022	A1	725,000	742,676

							10,286,071
PUBLIC FACILITIES REVENUE BONDS
16.20% of Net Assets
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	996,391
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	328,038
KY State Property & Building #109	*	*	5.000	10/01/2022	A1	1,000,000	1,047,960
Laurel County KY Justice Center			5.000	03/01/2023	A1	600,000	637,434
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	790,629
Livingston County KY Public Properties			5.000	08/01/2022	A1	375,000	389,576
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	622,732
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	388,858
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	791,560
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,355,300

							7,348,478
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.23% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	566,530
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	638,772
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	267,490
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,320,406
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,660,033
KY State Turnpike Authority Economic Development			5.000	07/01/2029	Aa3	500,000	641,955

							5,095,186
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.96% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College			4.000	06/01/2030	A3	170,000	205,040
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	812,858
University of Louisville			5.000	03/01/2024	A1	350,000	388,276
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,218,720
University of Louisville			4.000	09/01/2030	A1	745,000	890,953

							4,515,847
MUNICIPAL UTILITY REVENUE BONDS
5.52% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2	1,000,000	1,145,350
Frankfort Electric & Water			4.000	12/01/2023	NR	440,000	474,879
Northern KY Water			5.000	02/01/2026	Aa2	815,000	885,082

							2,505,311
REFUNDING BONDS
4.15% of Net Assets
KY State Property & Building #104	*	*	5.000	11/01/2021	A2	1,000,000	1,003,980
KY State Property & Building #108			5.000	08/01/2022	A1	200,000	207,964
KY State Property & Building #112			5.000	11/01/2026	A1	555,000	672,183

							1,884,127

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
2.74% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000%	02/01/2025	Aaa	$175,000	$177,844
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	621,648
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	88,067
Warren County Hospital	5.000	04/01/2023	A+*	340,000	356,629

					1,244,188
AIRPORT REVENUE BONDS
1.31% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	592,700

Total Investments 99.06% of Net Assets (cost $43,216,449 (See (a) below for further explanation)					$44,934,512

Other assets in excess of liabilities .94%					426,413

Net Assets 100%					$45,360,925

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Security is segregated

(a)	Cost for federal income tax purposes is $43,216,449 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	1,747,460
Unrealized depreciation	(29,397)

Net unrealized appreciation	1,718,063

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2021

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	44,934,512
Level 3	Significant Unobservable Inputs	—

44,934,512

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2021

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.90% of Net Assets
Jackson State University Educational Building			5.000%	03/01/2034	Aa2	$440,000	$499,651
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	145,351
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-*	300,000	343,113
MS Development Bank Special Obligation Itawamba Community College			4.000	10/01/2040	AA-*	350,000	405,223
MS Development Bank Special Obligation Northwest Community College			4.000	03/01/2039	AA-*	225,000	259,520
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	154,541
MS State University			4.000	08/01/2033	Aa2	140,000	161,858
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	273,332
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	287,663
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	244,805
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	427,622

							3,202,679
PREREFUNDED BONDS
24.40% of Net Assets
MS Development Bank Desoto County Highway			5.000	01/01/2030	Aa3	100,000	105,963
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	171,590
MS Development Bank Special Obligation Canton	*	*	5.750	10/01/2031	A2	270,000	270,041
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	767,949
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	NR	125,000	133,900
MS Development Bank Special Obligation Marshall County			5.000	01/01/2028	Aa3	50,000	50,610
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	55,101
MS State Capital Improvement Projects			5.000	10/01/2036	Aa2	180,000	180,023
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	327,459
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2	600,000	640,800

							2,703,436
MUNICIPAL UTILITY REVENUE BONDS
8.84% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer			4.000	07/01/2046	A+*	175,000	201,513
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	AA*	150,000	168,173
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2038	AA*	150,000	177,276
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2036	AA*	215,000	255,055
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	177,347

							979,364
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.91% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	229,490
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	360,402
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	201,217
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	85,119

							876,228
AD VALOREM PROPERTY BONDS
6.50% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project			4.000	02/01/2040	Aa3	250,000	293,028
MS Development Bank Special Obligation Hinds County Schools			5.000	03/01/2043	Aa3	350,000	427,094

							720,122
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.00% of Net Assets
Mississippi State			3.000	06/01/2038	Aa2	100,000	110,182
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	144,113
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A-*	125,000	153,568
MS Development Bank Special Obligation Jackson Sales Tax Revenue			5.000	09/01/2029	A*	200,000	256,382

							664,245
PUBLIC FACILITIES REVENUE BONDS
5.65% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA*	300,000	341,013
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA*	150,000	169,447
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	Aa3	100,000	115,496

							625,956
REFUNDING BONDS
4.71% of Net Assets
MS State Refunding			5.000	10/01/2033	Aa2	150,000	184,676
MS State Refunding	*	*	4.000	10/01/2036	Aa2	290,000	337,075

							521,751
SCHOOL IMPROVEMENT BONDS
4.01% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	116,650
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+*	80,000	84,910
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	114,651
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	128,228

							444,439
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.70% of Net Assets
Medical Center Educational Building Corporation MS Revenue			5.500	12/01/2023	Aa2	60,000	63,652
Medical Center Educational Building Corporation MS Revenue			5.000	06/01/2035	Aa2	100,000	124,691

							188,343
Total Investments 98.62% of Net Assets (cost $10,293,520) (See (a) below for further explanation)							$10,926,563

Other assets in excess of liabilities 1.38%							152,478

Net Assets 100%							$11,079,041

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Security is segregated

(a) Cost for federal income tax purposes is $10,293,520 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$640,380
Unrealized depreciation	(7,337)

Net unrealized appreciation	$633,043

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,926,563
Level 3	Significant Unobservable Inputs	—

$10,926,563

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
17.40% of Net Assets
Charlotte NC Certificate of Participation	4.000%	06/01/2036	Aa2	$1,000,000	$1,182,850
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,541,380
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	590,230
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,175,710
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	236,754
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	283,469
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	746,658
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	361,293
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	323,706
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	298,610
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,169,200
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	342,749
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,228,980
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	291,068
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	582,135
Hoke County NC Limited Obligation	3.000	06/01/2038	Aa3	500,000	550,690
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	750,000	823,245
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	819,773
Johnston County NC Limited Obligation	4.000	04/01/2035	Aa2	360,000	431,593
Johnston County NC Limited Obligation	4.000	04/01/2037	Aa2	975,000	1,159,480
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	552,460
Moore County NC	3.000	06/01/2039	Aa2	790,000	870,090
Moore County NC	3.000	06/01/2040	Aa2	650,000	712,875
Mooresville NC Limited Obligation	3.000	10/01/2038	Aa2	200,000	220,916
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	577,550
Orange County NC	4.000	10/01/2036	Aa1	375,000	446,385
Orange County NC	4.000	10/01/2037	Aa1	375,000	446,070
Orange County NC	4.000	10/01/2038	Aa1	275,000	326,208
Orange County NC	4.000	10/01/2038	Aa1	765,000	908,086
Orange County NC	4.000	10/01/2039	Aa1	200,000	236,746
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,609,300
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	295,725
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	295,108
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	790,339
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	588,160
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	432,525
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	1,090,250
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	1,232,062
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	582,200
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	276,991
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	203,815

					28,833,434
SCHOOL IMPROVEMENT BONDS
17.38% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	289,468
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	288,875
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	150,539
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	287,310
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	914,290
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,691,966
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,893,689
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	875,048
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,295,780
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	593,530
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	865,298
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	995,122
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	233,830
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,518,355
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,259,492
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	577,750
Orange County NC	3.000	11/15/2038	Aa1	700,000	780,171
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	573,280
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	628,007
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	360,555
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	296,138
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	412,573
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	485,444
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	589,425
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	382,291
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,292,400
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	905,700
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,380,694

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Surry County NC Limited Obligation		4.000%	06/01/2034	Aa3	$350,000	$412,328
Surry County NC Limited Obligation		4.000	06/01/2036	Aa3	590,000	692,271
Surry County NC Limited Obligation		4.000	06/01/2037	Aa3	730,000	854,239
Wake County NC Limited Obligation		4.000	09/01/2037	Aa1	750,000	897,548
Wayne County NC		4.000	06/01/2034	Aa3	1,500,000	1,728,630
Wilkes County NC Limited Obligation		5.000	06/01/2031	A1	350,000	402,910

						28,804,946
MUNICIPAL UTILITY REVENUE BONDS
14.70% of Net Assets
Brunswick County NC Enterprise System Revenue		5.000	04/01/2031	Aa3	500,000	572,020
Brunswick County NC Enterprise System Revenue		4.000	04/01/2039	Aa3	1,000,000	1,164,430
Brunswick County NC Enterprise System Revenue		3.000	04/01/2046	Aa3	500,000	531,265
Buncombe County NC Metropolitan Sewer District		5.000	07/01/2039	Aaa	550,000	616,127
Cary NC Combined Enterprise System Revenue		4.000	12/01/2042	Aaa	750,000	865,815
Charlotte NC Storm Water Fee Revenue		3.000	12/01/2036	Aaa	250,000	281,325
Charlotte NC Storm Water Fee Revenue		3.000	12/01/2037	Aaa	250,000	279,735
Charlotte NC Water & Sewer System		4.000	07/01/2046	Aaa	1,050,000	1,247,495
Concord NC Utilities System Revenue		4.500	12/01/2034	Aa2	1,000,000	1,156,800
Durham NC Utility System Revenue		3.000	08/01/2042	Aa1	1,250,000	1,355,275
Fuquay-Varina NC Combined Utilities Revenue		5.000	04/01/2040	Aa2	1,000,000	1,177,141
Gastonia NC Combined Utilities System Revenue		5.000	05/01/2034	Aa2	570,000	654,463
Gastonia NC Combined Utilities System Revenue		5.000	05/01/2035	Aa2	250,000	287,045
Greensboro NC Enterprise System Revenue		4.000	06/01/2045	Aa1	1,965,000	2,317,442
High Point NC Combined Enterprise		5.000	11/01/2039	Aa2	750,000	849,023
Lincoln County NC Enterprise System Revenue		3.000	08/01/2038	AA*	160,000	175,344
Lincoln County NC Enterprise System Revenue		3.000	08/01/2039	AA*	340,000	371,732
Lincoln County NC Enterprise System Revenue		3.000	08/01/2040	AA*	265,000	288,153
Lincoln County NC Enterprise System Revenue		3.000	08/01/2041	AA*	240,000	260,158
Martin County NC Limited Obligation Water and Sewer District		4.750	06/01/2034	A2	1,150,000	1,266,829
NC Municipal Power Agency #1 Catawba Electric Revenue		5.000	01/01/2032	A*	500,000	579,215
Pender County NC Limited Obligation		3.000	06/01/2038	Aa3	490,000	534,526
Pender County NC Limited Obligation		3.000	06/01/2045	Aa3	500,000	531,810
Sampson County NC Water & Sewer District		5.000	06/01/2037	A1	920,000	1,060,885
Union County NC Enterprise System Revenue		4.000	06/01/2038	Aa2	500,000	591,425
Union County NC Enterprise System Revenue		4.000	06/01/2044	Aa2	415,000	484,977
Union County NC Enterprise System Revenue		3.000	06/01/2046	Aa2	1,750,000	1,895,128
Union County NC Enterprise System Revenue		3.000	06/01/2051	Aa2	1,000,000	1,071,120
Wake County NC Industrial Facilities & Pollution Control Duke Energy		4.000	06/01/2041	Aa3	1,260,000	1,320,266
Wilmington NC Storm Water Revenue		5.000	06/01/2035	Aa2	500,000	577,355

						24,364,324
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.61% of Net Assets
Appalachian NC State University		4.000	05/01/2033	A1	500,000	574,050
Appalachian NC State University	**	5.000	05/01/2036	A1	1,000,000	1,223,620
Iredell County NC Community College		5.000	04/01/2026	Aa1	225,000	225,851
Iredell County NC Community College		5.000	04/01/2027	Aa1	325,000	326,225
NC State Capital Facilities Davidson College		5.000	03/01/2032	AA+*	310,000	315,915
NC State Capital Facilities Davidson College		4.750	03/01/2035	AA+*	1,000,000	1,016,670
NC State Capital Facilities Wake Forest		5.000	01/01/2048	Aa3	315,000	375,789
Scotland County NC		5.000	12/01/2033	A*	250,000	300,393
University of NC at Asheville		4.000	06/01/2036	A1	1,350,000	1,572,359
University of NC at Charlotte Board of Governors		4.000	10/01/2037	Aa3	750,000	858,638
University of NC at Charlotte Board of Governors		4.000	10/01/2040	Aa3	305,000	355,051
University of NC at Charlotte Board of Governors		5.000	10/01/2042	Aa3	250,000	302,285
University of NC at Wilmington		4.000	10/01/2037	Aa3	750,000	873,683
University of NC Chapel Hill Hospitals		4.000	02/01/2037	Aa3	1,000,000	1,155,000
University of NC Chapel Hill Hospitals		4.000	02/01/2038	Aa3	400,000	461,704
University of NC Charlotte		4.000	10/01/2035	Aa3	250,000	287,455
University of NC Charlotte		4.000	10/01/2036	Aa3	250,000	286,833
University of NC Charlotte		5.000	04/01/2040	Aa3	2,650,000	3,010,053
University of NC Greensboro		4.000	04/01/2035	Aa3	750,000	863,250
University of NC Greensboro		4.000	04/01/2036	Aa3	500,000	572,835
University of NC Greensboro		5.000	04/01/2038	Aa3	425,000	515,954
University of NC Wilmington		4.000	04/01/2037	Aa3	385,000	446,538
University of NC Wilmington		4.000	04/01/2038	Aa3	405,000	469,427
University of NC Wilmington		4.000	04/01/2039	Aa3	1,380,000	1,582,791
University of NC Wilmington Limited Obligation		5.000	06/01/2033	A1	550,000	629,277
University of NC Wilmington Limited Obligation		4.000	06/01/2034	A1	500,000	555,205
University of North Carolina		5.000	10/01/2033	A3	30,000	30,109
Western Carolina NC University		5.000	10/01/2035	Aa3	1,000,000	1,219,540
Western Carolina NC University		5.000	10/01/2043	Aa3	1,000,000	1,202,340
Western Carolina NC University		5.000	10/01/2045	Aa3	825,000	945,772

						22,554,612

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
12.29% of Net Assets
Charlotte NC Certificate of Participation		4.000%	12/01/2034	Aa1	$290,000	$332,865
Durham Capital Financing Corporation		4.000	06/01/2043	Aa1	1,000,000	1,062,430
Durham Capital Financing Corporation Limited Obligation		5.000	06/01/2034	Aa1	500,000	539,630
Johnston County NC Limited Obligation		4.750	06/01/2033	Aa2	500,000	537,460
NC Eastern Municipal Power Agency		6.000	01/01/2025	Baa2	1,150,000	1,355,032
NC Municipal Power Agency #1 Catawba Electric Revenue		5.000	01/01/2030	A*	500,000	594,390
NC State Capital Facilities Duke University		5.000	10/01/2041	Aa1	2,000,000	2,361,460
NC State Medical Care Commission Duke University Health		5.000	06/01/2035	Aa2	500,000	516,185
NC State University at Raleigh		5.000	10/01/2042	Aa1	750,000	821,288
New Hanover County NC Hospital Revenue New Hanover Regional Medical	**	5.000	10/01/2034	NR	1,500,000	1,861,560
Orange County NC Public Facilities Company Limited Obligation		4.750	10/01/2032	Aa1	750,000	784,560
Raleigh NC Limited Obligation		5.000	10/01/2038	Aa1	500,000	547,735
University of NC Charlotte		5.000	04/01/2035	Aa3	595,000	665,472
University of NC Charlotte		5.000	04/01/2038	Aa3	1,000,000	1,118,440
University of NC Charlotte		5.000	04/01/2043	Aa3	1,500,000	1,677,660
University of NC Greensboro		5.000	04/01/2033	Aa3	900,000	1,005,156
University of NC Greensboro		5.000	04/01/2036	Aa3	500,000	512,155
University of NC Greensboro		5.000	04/01/2039	Aa3	2,870,000	3,205,331
Winston Salem NC Limited Obligation		5.000	06/01/2031	Aa1	800,000	863,824

						20,362,633
REFUNDING BONDS
6.26% of Net Assets
Asheville NC Limited Obligation		3.000	04/01/2041	Aa1	250,000	271,990
Buncombe County NC Limited Obligation	**	5.000	06/01/2035	Aa1	1,000,000	1,152,350
Charlotte NC Certificate of Participation		5.000	06/01/2033	Aa1	840,000	904,075
Charlotte NC Certificate of Participation		5.000	06/01/2034	Aa1	750,000	864,555
Chatham County NC		5.000	11/01/2032	Aa2	825,000	964,739
Durham County NC		4.000	06/01/2036	Aaa	225,000	268,299
Monroe NC Limited Obligation		4.000	03/01/2033	Aa3	255,000	287,872
Monroe NC Limited Obligation	**	5.000	03/01/2039	Aa3	1,250,000	1,467,988
New Hanover County NC Limited Obligation		5.000	12/01/2027	Aa1	505,000	532,502
Pitt County NC Certificate of Participation		5.000	04/01/2027	Aa2	500,000	511,950
Rockingham County NC Limited Obligation		5.000	04/01/2027	Aa3	250,000	286,665
Rockingham County NC Limited Obligation		4.500	04/01/2032	Aa3	500,000	562,665
Sampson County NC Limited Obligation		4.000	09/01/2036	A1	1,000,000	1,142,310
Sampson County NC Limited Obligation		4.000	09/01/2037	A1	500,000	570,850
Thomasville NC Combined Enterprise System Revenue		4.750	05/01/2028	A1	435,000	445,075
Union County NC Limited Obligation Refunding		5.000	12/01/2024	Aa1	125,000	143,346

						10,377,231
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.33% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health		5.000	01/15/2036	Aa3	590,000	735,806
Charlotte Mecklenburg NC Hospital Healthcare System		5.000	01/15/2039	Aa3	1,500,000	1,585,590
Charlotte-Mecklenburg NC Hospital Authority Atrium Health		5.000	01/15/2033	Aa3	210,000	263,884
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2038	A2	200,000	208,496
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2031	A2	1,000,000	1,043,920
NC State Medical Care Commission Health Care Facilities Vidant Health		5.000	06/01/2040	A2	1,385,000	1,588,415
NC State Medical Care Commission Health Care Facilities Rex Hospital		5.000	07/01/2033	A2	750,000	862,613
NC State Medical Care Commission Health Care Facilities Rex Hospital		4.000	07/01/2039	A2	550,000	634,645
NC State Medical Care Commission Health Care Facilities Rex Hospital		4.000	07/01/2040	A2	750,000	862,958
NC State Medical Care Commission Wake Forest Baptist Hospital		5.000	12/01/2033	A2	1,000,000	1,049,740

						8,836,067
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.49% of Net Assets
Buncombe County NC Limited Obligation		5.000	06/01/2033	Aa1	600,000	692,592
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	1,100,000	1,231,714
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	365,000	420,750
Charlotte NC Certificate of Participation		5.000	12/01/2029	Aa1	340,000	342,662
Rocky Mount NC Special Obligation		4.500	05/01/2032	Aa3	1,500,000	1,735,485
Wilmington NC Limited Obligation		3.000	06/01/2037	Aa1	370,000	404,762
Wilmington NC Limited Obligation		3.000	06/01/2041	Aa1	370,000	410,278
Winston Salem NC Limited Obligation		4.500	06/01/2034	Aa1	500,000	549,875

						5,788,118
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.39% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee		5.000	03/01/2030	A2	200,000	227,840
NC State Limited Obligation		4.000	05/01/2035	Aa1	100,000	121,144
NC State Limited Obligation Build NC Bonds		4.000	05/01/2034	Aa1	670,000	791,779
NC State Turnpike Authority		5.000	01/01/2036	AA*	500,000	621,380
NC State Turnpike Authority		5.000	01/01/2038	AA*	2,415,000	2,990,012
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2036	Aa1	250,000	291,060
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2039	Aa1	500,000	579,185

						5,622,400
AIRPORT REVENUE BONDS
3.10% of Net Assets
Charlotte NC Douglas International Airport		5.000	07/01/2030	Aa3	1,095,000	1,232,105
Charlotte NC Douglas International Airport		5.000	07/01/2036	Aa3	250,000	304,983
Charlotte NC Douglas International Airport		4.000	07/01/2036	Aa3	500,000	572,795
Charlotte NC Douglas International Airport		5.000	07/01/2037	Aa3	700,000	853,951
Charlotte NC Douglas International Airport		5.000	07/01/2042	Aa3	1,325,000	1,610,630
Charlotte NC Douglas International Airport		4.000	07/01/2044	Aa3	480,000	556,838

						5,131,302
LEASE REVENUE BONDS
1.01% of Net Assets
Buncombe County NC Limited Obligation		5.000	06/01/2032	Aa1	1,500,000	1,679,190

ESCROWED TO MATURITY BONDS
.46% of Net Assets
NC Eastern Municipal Power Agency		6.000	01/01/2022	A3	750,000	761,025

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.22% of Net Assets
Raleigh NC Limited Obligation	4.000%	06/01/2034	Aa1	$300,000	$363,465

Total Investments 98.64% of Net Assets (cost $153,915,505) (See (a) below for further explanation)					$163,478,747

Other assets in excess of liabilities 1.36%					2,248,323

Net Assets 100%					$165,727,070

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $153,915,505 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$9,793,354
Unrealized depreciation	(230,112)

Net unrealized appreciation	$9,563,242

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	163,478,747
Level 3	Significant Unobservable Inputs	—

$163,478,747

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
23.48% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$295,010
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	600,277
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	129,305
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	286,197
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	476,304
University of NC Wilmington	4.000	06/01/2029	A1	750,000	851,655
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	226,424
Western Carolina University	5.000	10/01/2025	Aa3	225,000	264,587

					3,129,759
MUNICIPAL UTILITY REVENUE BONDS
16.20% of Net Assets
Brunswick County NC Enterprise System Revenue **	5.000	04/01/2027	Aa3	250,000	287,603
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	284,948
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	382,328
Lincoln County NC Enterprise System Revenue	5.000	08/01/2029	AA*	100,000	129,202
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	112,200
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	229,191
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	154,804
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	146,449
Pender County NC Limited Obligation	5.000	06/01/2027	Aa3	100,000	123,358
Pender County NC Limited Obligation	5.000	06/01/2028	Aa3	100,000	126,260
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	184,563

					2,160,906
REFUNDING BONDS
14.46% of Net Assets
Bertie County Limited Obligation **	4.000	06/01/2022	A2	200,000	204,918
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	128,219
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	27,003
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	106,105
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	118,499
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	273,601
Rockingham County NC Limited Obligation **	5.000	04/01/2023	Aa3	250,000	267,800
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	114,652
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	181,416
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	146,168
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	253,025
Warren County NC Limited Obligation **	5.000	06/01/2023	A1	100,000	107,698

					1,929,104
SCHOOL IMPROVEMENT BONDS
10.86% of Net Assets
Onslow County NC Limited Obligation	5.000	06/01/2023	Aa2	250,000	269,945
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	294,638
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	93,819
Scotland County NC	5.000	12/01/2025	A*	270,000	316,650
Scotland County NC	5.000	12/01/2026	A*	250,000	301,235
Scotland County NC	5.000	12/01/2027	A*	140,000	172,668

					1,448,955
PUBLIC FACILITIES REVENUE BONDS
9.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	577,750
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	171,105
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	316,985
Surry County NC Limited Obligation	5.000	10/01/2030	Aa3	125,000	164,920

					1,230,760
PREREFUNDED BONDS
7.05% of Net Assets
Dare County NC Limited Obligation	5.000	06/01/2024	Aa2	335,000	345,797
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	209,844
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2	100,000	100,650
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	283,863

					940,154
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.79% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	136,835
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	25,641
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	343,351

					505,827
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.47% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	265,100
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	197,541

					462,641
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.38% of Net Assets
Wilmington NC Limited Obligation	4.000	06/01/2029	Aa1	150,000	182,894
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	135,038

					317,932

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.07% of Net Assets
Smithville Township NC	**	5.000%	06/01/2024	Aa3	$250,000	$275,925

LEASE REVENUE BONDS
1.91% of Net Assets
Edgecombe County NC Limited Obligation	**	4.000	06/01/2022	A2	250,000	255,412

ESCROWED TO MATURITY BONDS
1.67% of Net Assets
NC Eastern Municipal Power Agency		6.000	01/01/2022	A3	220,000	223,234

AIRPORT REVENUE BONDS
.74% of Net Assets
Charlotte NC Airport		5.000	07/01/2030	Aa3	75,000	98,831

Total Investments 97.31% of Net Assets (cost $12,344,074) (See (a) below for further explanation)						$12,979,440

Other assets in excess of liabilities 2.69%						358,500

Net Assets 100%						$13,337,940

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $12,344,074 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	645,930
Unrealized depreciation	(10,564)

Net unrealized appreciation	635,366

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,979,440
Level 3	Significant Unobservable Inputs	—

12,979,440

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.82% of Net Assets
Bristol TN Electric Revenue		5.000%	09/01/2038	AA-*	$1,525,000	$1,650,721
Chattanooga TN Electric Revenue		5.000	09/01/2035	AA*	250,000	289,910
Chattanooga TN Electric Revenue		5.000	09/01/2040	AA*	2,325,000	2,694,210
Clarksville TN Electric System Revenue		4.000	09/01/2034	Aa2	500,000	578,525
Clarksville TN Water Sewer & Gas Revenue		4.000	02/01/2036	Aa2	1,475,000	1,716,443
Clarksville TN Water Sewer & Gas Revenue		4.000	02/01/2038	Aa2	820,000	949,904
Columbia TN Waterworks Revenue		5.000	12/01/2032	Aa3	885,000	891,779
Franklin TN Water & Sewer Revenue and Tax Authority		5.000	04/01/2024	Aaa	750,000	839,430
Franklin TN Water & Sewer System Revenue		4.000	02/01/2036	Aa2	250,000	286,213
Franklin TN Water & Sewer System Revenue		4.000	02/01/2040	Aa2	710,000	850,410
Franklin TN Water & Sewer System Revenue		4.000	02/01/2042	Aa2	770,000	916,423
Frankling TN Water & Sewer System Revenue		4.000	02/01/2041	Aa2	740,000	884,233
Hallsdale-Powell TN Utility District Knox County Water & Sewer		4.000	04/01/2035	AA*	315,000	354,876
Hallsdale-Powell TN Utility District Knox County Water & Sewer		4.000	04/01/2038	AA*	1,000,000	1,124,250
Harpeth Valley TN Utilities District		5.000	09/01/2034	AA+*	500,000	562,330
Harpeth Valley TN Utilities District		5.000	09/01/2040	AA+*	1,000,000	1,041,320
Harpeth Valley TN Utilities District		4.000	09/01/2045	AA+*	150,000	174,735
Knox Chapman TN Utility District		4.500	01/01/2027	AA-*	1,000,000	1,050,140
Knox Chapman TN Utility District		5.000	01/01/2031	AA-*	250,000	283,730
Knox Chapman TN Utility District		5.000	01/01/2033	AA-*	250,000	283,730
Memphis TN Gas System Revenue		4.000	12/01/2034	Aa1	775,000	887,631
Memphis TN Gas System Revenue		4.000	12/01/2036	Aa1	800,000	927,128
Memphis TN Gas System Revenue	**	4.000	12/01/2037	Aa1	1,310,000	1,515,657
Memphis TN Storm Water System Revenue		5.000	10/01/2038	Aa3	500,000	615,585
Metropolitan Government Nashville & Davidson County Electric		5.000	05/15/2036	AA*	500,000	555,960
Metropolitan Government Nashville & Davidson County Electric		5.000	05/15/2039	AA*	500,000	555,405
Metropolitan Government Nashville & Davidson County Water & Sewer	**	5.000	07/01/2030	Aa2	3,250,000	3,502,492
Metropolitan Government Nashville & Davidson County Water & Sewer		5.000	07/01/2031	Aa2	500,000	539,305
Metropolitan Government Nashville & Davidson County Water & Sewer		5.000	07/01/2033	Aa2	575,000	620,304
Metropolitan Government Nashville & Davidson County Water & Sewer		5.000	07/01/2037	Aa2	250,000	303,893
Metropolitan Government Nashville & Davidson County Water & Sewer	**	5.000	07/01/2040	Aa2	2,265,000	2,441,397
Watauga River Regional Water Authority TN Waterworks		4.000	07/01/2037	A*	270,000	307,706
Williamson County Utilities		4.000	09/01/2041	AA*	500,000	582,450

						30,778,225
PREREFUNDED BONDS
14.28% of Net Assets
Clarksville TN Water Sewer & Gas Revenue		5.000	02/01/2033	Aa2	500,000	532,075
Clarksville TN Water Sewer & Gas Revenue		5.000	02/01/2038	Aa2	1,000,000	1,064,010
Gallatin TN Water & Sewer Revenue		5.000	01/01/2032	AA*	235,000	266,868
Memphis TN Electric System Revenue		5.000	12/01/2031	Aa2	225,000	258,410
Memphis TN Electric System Revenue		5.000	12/01/2034	Aa2	1,250,000	1,435,613
Metropolitan Government Nashville & Davidson County Sports Authority		5.000	08/01/2031	Aa3	1,500,000	1,631,310
Metropolitan Government Nashville & Davidson County Sports Authority		5.000	08/01/2038	Aa3	755,000	821,093
Shelby County TN Health Education & Housing Facilities		5.000	05/01/2027	A1	750,000	770,715
Shelby County TN Health Education & Housing Facilities Board Rhodes College		5.000	08/01/2040	A2	650,000	747,071
TN State School Bond Authority Higher Educational Facilities		5.000	11/01/2037	Aa1	700,000	800,058
TN State School Bond Authority Higher Educational Facilities		5.000	11/01/2040	Aa1	2,000,000	2,366,240
TN State School Bond Authority Higher Educational Facilities		5.000	11/01/2043	Aa1	1,000,000	1,052,160
Watauga River TN Regional Water Authority Waterworks		5.000	07/01/2034	A*	500,000	517,615

						12,263,238
SCHOOL IMPROVEMENT BONDS
13.65% of Net Assets
Coffee County TN		4.000	06/01/2037	AA-*	500,000	586,670
Coffee County TN		4.000	06/01/2041	AA-*	620,000	721,637
Franklin TN Special School District		5.000	06/01/2039	Aa1	250,000	314,193
Franklin TN Special School District		4.000	06/01/2046	Aa1	750,000	893,618
Johnson City TN		4.000	06/01/2036	Aa2	1,150,000	1,353,882
Montgomery County TN		4.000	04/01/2036	AA*	260,000	298,503
Montgomery County TN		4.000	04/01/2037	AA*	1,920,000	2,201,030
Rhea County TN		5.000	04/01/2029	A1	1,385,000	1,416,966
Shelby County TN		5.000	04/01/2037	Aa1	500,000	607,420
Wilson County TN		4.000	04/01/2039	AA+*	1,495,000	1,684,252
Wilson County TN 10th Special School District		4.000	04/01/2033	AA-*	655,000	767,608
Wilson County TN 10th Special School District		4.000	04/01/2037	AA-*	200,000	234,890
Wilson County TN 10th Special School District		4.000	04/01/2039	AA-*	550,000	641,284

						11,721,953
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.21% of Net Assets
Germantown TN		3.000	12/01/2039	Aaa	375,000	416,273
Germantown TN		3.000	12/01/2040	Aaa	385,000	425,491
Germantown TN		3.000	12/01/2050	Aaa	415,000	448,640
Memphis Shelby County TN Port Authority Community Development		5.000	04/01/2035	Aa3	625,000	627,319
Memphis TN		4.000	06/01/2041	Aa2	1,120,000	1,260,347
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2033	Aa2	1,470,000	1,706,992
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2034	Aa2	500,000	579,700
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2036	Aa2	500,000	590,900
TN State Series A		5.000	02/01/2036	Aaa	1,500,000	1,851,900

						7,907,562

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.74% of Net Assets
Knox County TN Health Educational & Housing Facility Board East Tennessee Children’s	4.000%	11/15/2048	A*	$900,000	$1,015,596
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,965,550
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,120,611
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,814,616
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	591,080

					7,507,453
REFUNDING BONDS
5.49% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,187,560
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	475,203
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	554,963
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	277,153
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,109,930
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	277,483
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	277,483
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	553,910

					4,713,685
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.98% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	208,188
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	1,049,545
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,172,377
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	990,885

					3,420,995
AIRPORT REVENUE BONDS
3.66% of Net Assets
Memphis Shelby County TN Airport Authority	4.000	07/01/2038	A2	500,000	589,585
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	925,896
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	288,940
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,336,958

					3,141,379
PUBLIC FACILITIES REVENUE BONDS
3.51% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,493,900
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	887,736
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	632,123

					3,013,759
Total Investments 98.34% of Net Assets (cost $79,201,548) (See (a) below for further explanation)					$84,468,249

Other assets in excess of liabilities 1.66%					1,425,091

Net Assets 100%					$85,893,340

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $79,201,548 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,336,369
Unrealized depreciation	(69,668)

Net unrealized appreciation	$5,266,701

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2021

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	84,468,249
Level 3	Significant Unobservable Inputs	—

$84,468,249

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2021

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.67% of Net Assets
Chattanooga TN Electric Revenue **	5.000%	09/01/2023	AA*	$250,000	$272,875
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	290,774
Maryville TN	4.000	06/01/2029	Aa3	250,000	286,098
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa2	100,000	108,302
Springfield TN	5.000	06/01/2027	Aa3	245,000	301,768

					1,259,817
REFUNDING BONDS
22.37% of Net Assets
Maryville TN	5.000	06/01/2026	Aa3	350,000	421,701
Memphis TN General Improvement **	5.000	11/01/2023	Aa2	350,000	384,801
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	241,672
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	82,316
Putnam County TN	4.000	04/01/2025	Aa2	100,000	112,621

					1,243,111
PUBLIC FACILITIES REVENUE BONDS
21.11% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	222,845
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	284,987
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	135,424
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	207,429
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	212,848
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	109,134

					1,172,667
SCHOOL IMPROVEMENT BONDS
18.81% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	286,028
Milan TN Special School District	5.000	03/01/2028	AA*	170,000	212,537
Rhea County TN	4.000	04/01/2025	A1	250,000	254,745
White County TN	4.000	06/01/2027	AA-*	260,000	291,933

					1,045,243
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.07% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	139,583
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	112,874
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	251,692

					504,149
PREREFUNDED BONDS
2.18% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	100,436
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	20,571

					121,007
AIRPORT REVENUE BONDS
1.92% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	106,572

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.71% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	39,435

Total Investments 98.84% of Net Assets (cost $5,230,450) (See (a) below for further explanation)					$5,492,001

Other assets in excess of liabilities 1.16%					64,334

Net Assets 100%					$5,556,335

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2021

(a) Cost for federal income tax purposes is $5,230,450 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$264,841
Unrealized depreciation	(3,290)

Net unrealized appreciation	$261,551

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,492,001
Level 3	Significant Unobservable Inputs	—

$5,492,001

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
61.08% of Net Assets
Federal Farm Credit Bank	**	5.840%	07/20/2022	Aaa	$2,650,000	$2,772,284
Federal Farm Credit Bank	**	5.250	10/25/2022	Aaa	1,150,000	1,212,981
Federal Farm Credit Bank		5.125	11/28/2022	Aaa	2,000,000	2,115,522
Federal Farm Credit Bank		2.375	08/01/2029	Aaa	1,000,000	1,066,645

						7,167,432
FEDERAL HOME LOAN BANK
34.72% of Net Assets
Federal Home Loan Bank		5.750	06/10/2022	Aaa	2,000,000	2,078,408
Federal Home Loan Bank		5.365	09/09/2024	Aaa	1,750,000	1,995,992

						4,074,400
FREDDIE MAC
4.09% of Net Assets
Federal Home Loan Mortage Corporation		1.400	07/28/2032	Aaa	500,000	479,665

Total Investments 99.89% of Net Assets (cost $11,325,573) (See (a) below for further explanation)						$11,721,497

Other assets in excess of liabilities .11%						12,441

Net Assets 100%						$11,733,938

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Security is segregated

(a)	Cost for federal income tax purposes is $11,325,573 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$415,760
Unrealized depreciation	(19,836)

Net unrealized appreciation	$395,924

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30 ,2021.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$11,721,497
Level 3	Significant Unobservable Inputs	—

$11,721,497

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2021

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.76% of Net Assets
Alexandria LA Utilities		3.087%	05/01/2043	AA*	$300,000	$313,872
Barnesville GA Water & Sewer		3.175	09/01/2046	AA*	250,000	254,380
Benton WA Public Water Authority		3.200	10/01/2044	AA*	200,000	206,862
Birmingham AL Waterworks		2.860	01/01/2043	Aa2	250,000	249,993
Cleveland OH Water		3.205	01/01/2042	Aa2	250,000	257,780
Eagle River CO Water & Sanitation District		3.010	12/01/2042	AA*	325,000	332,576
Franklin County WA Public Utility District		2.974	09/01/2041	A1	150,000	150,513
Grant County WA Public Utility District		3.336	01/01/2041	Aa3	125,000	131,126
KY State Rural Water Finance Corporation		3.000	08/01/2050	A+*	250,000	244,783
Lansing MI Board of Water & Light Utilities		3.525	07/01/2041	Aa3	300,000	320,232
Louisville & Jefferson County KY Metropolitan Sewer District		2.650	05/15/2044	Aa3	400,000	393,288
Metropolitan Government Nashville & Davidson County TN Recovery Zone		6.693	07/01/2041	Aa2	200,000	312,248
New Orleans LA Sewage		2.939	06/01/2045	AA*	250,000	247,423
OK State Municipal Power Authority		6.310	01/01/2040	A2/A*	95,000	138,774
OK State Water Resources Board State Loan Program		2.910	10/01/2045	AAA*	200,000	204,302
Pasco WA Water & Sewer Revenue		3.272	12/01/2040	AA-*	245,000	254,397
Pigeon Forge TN Build America Recovery Zone		7.125	06/01/2040	AA*	300,000	362,652
Russellville AR Water & Sewer		2.816	07/01/2040	AA*	245,000	247,543
South Central CT Regional Water Authority		3.262	08/01/2044	Aa3	250,000	255,240
West Knox Utilities District Knox County TN Water and Sewer	**	6.900	06/01/2040	AA+*	400,000	415,176

						5,293,160
PUBLIC FACILITIES REVENUE BONDS
13.31% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds		4.250	12/01/2038	Aa2	275,000	299,970
Franklin County OH Convention Facilities Build America		6.540	12/01/2036	Aa2	155,000	219,595
Metropolitan Government Nashville & Davidson County TN		7.431	07/01/2043	A1	190,000	282,291
Montgomery AL Community Cooperative District		2.815	11/01/2049	Aa1	200,000	201,290
Oklahoma State Capitol Improvement Authority		3.078	07/01/2040	AA-*	250,000	254,575
Pompano Beach FL Certificate of Participation		5.579	01/01/2040	A1	225,000	252,194
Rhode Island Convention Center		6.060	05/15/2035	A1	70,000	94,937
Tuscon AZ Certificate of Participation		4.831	07/01/2034	A1	130,000	162,105
Wilmington NC Limited Obligation		3.090	06/01/2040	Aa1	250,000	260,833

						2,027,790
SCHOOL IMPROVEMENT BONDS
9.09% of Net Assets
Jefferson County TN Build America Bonds		6.625	06/01/2040	Aa3	250,000	272,912
Scotts Bluff County NE School District		2.519	12/01/2039	AA-*	100,000	97,977
Sedgwick County KS Unified School District		3.002	10/01/2043	Aa3	250,000	251,810
Sparta MI Area Schools		3.009	05/01/2046	AA*	250,000	251,220
Westminster CO Public Schools Certificate of Participation		3.100	12/01/2040	A1	250,000	256,225
White Settlement TX Independent School District		2.843	08/15/2045	AAA*	250,000	254,783

						1,384,927
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.17% of Net Assets
Mesa CO State College Auxiliary		5.800	05/15/2040	Aa2	170,000	230,495
Mesa State College CO Auxiliary Facilities Build America		6.746	05/15/2042	Aa2	100,000	151,058
Michigan State University Revenues		4.496	08/15/2048	Aa2	375,000	430,796
OK Development Finance Authority		2.930	06/01/2041	AA-*	135,000	137,068
TN State School Bond Authority		2.661	11/01/2045	Aa1	300,000	294,795

						1,244,212
REFUNDING BONDS
7.92% of Net Assets
Bangor ME		2.546	07/15/2042	Aa2	250,000	251,335
Homewood AL Warrants		2.753	09/01/2046	Aa2	250,000	250,648
Leeds AL		3.097	05/01/2048	AA*	300,000	302,565
Oxford AL		2.684	01/01/2045	Aa2	400,000	401,288

						1,205,836
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.41% of Net Assets
TN Housing Development Agency		3.104	07/01/2040	Aa1	250,000	257,548
TN Housing Development Agency		3.254	01/01/2045	Aa1	150,000	155,030
Uptown Development Authority Texas		3.464	09/01/2040	A2	200,000	209,836
VA State Housing Development Authority		3.130	11/01/2045	Aa1	250,000	252,315
VA State Housing Development Authority		3.230	11/01/2050	Aa1	250,000	254,097

						1,128,826
MARINA/PORT AUTHORITY REVENUE BONDS
5.23% of Net Assets
Massachusetts State Port Authority		2.719	07/01/2042	Aa2	500,000	485,190
Miami Dade County FL Special Obligation		7.500	04/01/2040	Aa3	200,000	310,830

						796,020
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.53% of Net Assets
KY State Property & Buildings Build America	**	5.921	11/01/2030	A1	250,000	308,590
Leeds AL Taxable Warrants		4.125	05/01/2039	AA*	125,000	132,497
Sherwood OR		2.716	06/01/2041	Aa2	250,000	248,335

						689,422

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.80% of Net Assets
Washoe County NV Highway Revenue	7.969%	02/01/2040	Aa3	$280,000	$426,776

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.71% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	259,703

AD VALOREM PROPERTY BONDS
1.70% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	258,460

MASS TRANSIT REVENUE BONDS
1.69% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2	250,000	257,865

AIRPORT REVENUE BONDS
.84% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	128,646

Total Investments 99.16% of Net Assets (cost $14,285,192) (See (a) below for further explanation)					$15,101,643

Other assets in excess of liabilities .84%					128,289

Net Assets 100%					$15,229,932

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Security is segregated

(a)	Cost for federal income tax purposes is $14,303,889 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	846,905
Unrealized depreciation	(49,151)

Net unrealized appreciation	$797,754

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2021.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,101,643
Level 3	Significant Unobservable Inputs	—

$15,101,643

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.